Trade, Other Receivables and Other current assets - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 277	€ 64
Advance deposits	90	152
Other trade receivables	0	17
Total Trade and Other receivables	367	233
Prepaid expenses	593	744
VAT receivable	255	391
Income and other tax receivables	737	1,120
Total Other current assets	€ 1,585	€ 2,255